Non-cash transactions	12 Months Ended
Dec. 31, 2025
Non-cash Transactions
Non-cash transactions

22	Non-cash transactions

During the years ended December 31, 2025, 2024 and 2023, the Company carried out non-cash transactions which are not reflected in the consolidated statement of cash flows. The main non-cash transactions are as follows:

	2025	2024	2023

Remeasurement of earn-out of Além da Medicina, CardioPapers and Glic	-	-	2,556
Additions and remeasurements of right-of-use assets and lease liabilities	136,714	117,897	77,715
Additions (reversals) of provision for legal proceedings with corresponding indemnification asset, net	1,678	(3,154)	20,000
Additions to intangibles and goodwill through accounts payable to selling shareholders.	40,000	279,989	234,000
Dividends payable	192	-	-